Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss attributable to Lottery.com Inc.	$ (19,772,840)	$ (10,841,171)	$ (25,537,315)	$ (59,999,072)
Adjustments to reconcile net income to net cash used in operating activities:
Loss (Income) attributable to noncontrolling interest	129,183	(139,866)	279,747	(379,916)
Depreciation and amortization	3,823,642	4,217,873	5,691,379	5,601,374
Stock-based compensation expense			2,093,199	27,949,257
Loss on impairment of intangibles & goodwill	4,298,002	0	6,710,200	412,450
Issuance of common stock for legal settlement				241,740
Changes in assets and liabilities:
Accounts receivable	(410,216)	67,057	184,406	(129,465)
Prepaid expenses	(228,198)	32,601	389,164	3,487,315
Notes Receivable				(2,000,000)
Other current assets	136,966	(48,873)	(189,082)	(492,351)
Trade payables	116,057	208,680	384,169	6,601,098
Deferred revenue	(80,357)	(80,357)	(107,143)	(698,049)
Accrued interest			374,703	307,912
Accrued and other expenses	1,231,465	3,789,088	6,982,419	210,805
Other liabilities		617,556	542,083	625,028
Other long term assets		125,000	125,000	(13,009,686)
Other long-term liabilities	237,226			(1,169)
Prior period adjustments to Accumulated Deficit			(32,151)
Net cash (used in) provided by operating activities	952,753	(766,532)	(2,109,222)	(31,272,729)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment				(127,265)
Purchase of intangibles	(884,906)			(1,124,823)
Net cash used in investing activities	(884,906)			(1,252,088)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of notes payable			2,270,993
Payments on notes payable - related parties				(15,664)
Net cash (used in) provided by financing activities	(31,560)	870,976	2,270,993	(15,664)
Net effect of exchange rate changes on Cash	(335,647)	(143,475)	95,289	4,277
NET CHANGE IN NET CASH AND RESTRICTED CASH	(299,360)	(39,031)	257,060	(32,536,204)
CASH AND RESTRICTED CASH - BEGINNING OF YEAR	359,826	102,766	102,766	32,638,970
CASH AND RESTRICTED CASH - END OF PERIOD	60,466	63,735	359,826	102,766
Supplemental Disclosure of Cash Flow Information:
Interest paid in cash				483,582
Taxes paid in cash
Common stock granted for compensation and as payment in lieu of cash payments for accrued liabilities	10,621,823	1,075,049
Accrued interest	850,000	210,831
Proceeds from issuance of convertible debt	$ (31,560)	$ 870,976